Note 21	6 Months Ended
Jun. 30, 2023
Financial liabilities at amortised cost [Abstract]
Disclosure of Financial liabilities at amortised cost [Text Block]	Financial liabilities at amortized costBreakdown of the balance
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

Financial liabilities measured at amortized cost (Millions of Euros)
	Notes	June 2023	December 2022
Deposits		462,305	459,662
Deposits from central banks		21,070	38,323
Demand deposits		189	205
Time deposits and other		11,254	33,534
Repurchase agreements		9,627	4,584
Deposits from credit institutions		38,891	26,935
Demand deposits		7,314	11,434
Time deposits and other		12,875	11,787
Repurchase agreements		18,703	3,714
Customer deposits		402,344	394,404
Demand deposits		308,688	316,082
Time deposits and other		89,588	76,063
Repurchase agreements		4,067	2,259
Debt certificates issued		63,158	55,429
Other financial liabilities		16,207	14,081
Total	7	541,671	529,172
The amount recorded in "Deposits from central banks - Time deposits and other" includes the drawdowns of the TLTRO III facilities of the European Central Bank, mainly by BBVA S.A., amounting to €3,660 million and €26,711 million, as of June 30, 2023 and December 31, 2022, respectively, after beginning in December 2022 the repayment of the TLTRO III program, for an approximate amount of €35,000 million.
The positive income generated by the drawdowns of the TLTRO III facilities was recorded under the heading of "Interest and other income – Other income" in the condensed consolidated income statement, while the negative remuneration generated by the drawdown of the TLTRO III facilities is recorded under the heading "Interest expense" in the condensed consolidated income statement (see Notes 32.1 and 32.2 respectively).
Deposits from credit institutions
The breakdown by geographical area and the nature of the related instruments of this heading in the condensed consolidated balance sheets is as follows:

Deposits from credit institutions (Millions of Euros)
	Demand deposits	Time deposits and others ⁽¹⁾	Repurchase agreements	Total
June 2023
Spain	1,776	2,410	1,060	5,246
Mexico	640	690	—	1,330
Turkey	16	475	73	565
South America	741	2,545	58	3,344
Rest of Europe	3,197	3,221	17,511	23,929
Rest of the world	944	3,534	—	4,478
Total	7,314	12,875	18,703	38,891
December 2022
Spain	1,215	1,429	67	2,709
Mexico	855	732	—	1,587
Turkey	10	633	29	672
South America	844	2,251	—	3,095
Rest of Europe	3,613	2,944	1,669	8,226
Rest of the world	4,897	3,797	1,949	10,645
Total	11,434	11,787	3,714	26,935
(1) Subordinated deposits are included amounting to €34 million and €24 million as of June 30, 2023 and December 31, 2022, respectively.
Customer deposits
The breakdown by geographical area and the nature of the related instruments of this heading in the condensed consolidated balance sheets is as follows:

Customer deposits (Millions of Euros)
	Demand deposits	Time deposits and others	Repurchase agreements	Total
June 2023
Spain	181,940	13,938	3	195,880
Mexico	69,117	14,449	1,596	85,162
Turkey	19,269	23,406	1,273	43,948
South America	26,937	17,694	—	44,631
Rest of Europe	9,689	16,272	1,196	27,157
Rest of the world	1,736	3,830	—	5,565
Total	308,688	89,588	4,067	402,344
December 2022
Spain	188,803	13,937	2	202,742
Mexico	64,671	12,916	630	78,217
Turkey	22,117	17,254	747	40,118
South America	27,083	14,505	—	41,587
Rest of Europe	11,670	14,224	880	26,774
Rest of the world	1,737	3,228	—	4,965
Total	316,082	76,063	2,259	394,404
Debt certificates
The breakdown of the condensed balance under this heading, by type of financial instrument and by currency, is as follows:

Debt certificates (Millions of Euros)
	June 2023	December 2022
In Euros	41,976	35,611
Promissory bills and notes	3,076	1,079
Non-convertible bonds and debentures	17,519	16,979
Covered bonds	6,809	7,665
Hybrid financial instruments ⁽¹⁾	1,062	959
Securitization bonds	2,412	2,501
Wholesale funding	3,175	139
Subordinated liabilities	7,922	6,289
Convertible perpetual certificates	4,000	3,000
Other non-convertible subordinated liabilities	3,922	3,289
In foreign currencies	21,182	19,819
Promissory bills and notes	299	351
Non-convertible bonds and debentures	9,467	9,323
Covered bonds	103	114
Hybrid financial instruments ⁽¹⁾	4,266	3,724
Securitization bonds	—	—
Wholesale funding	57	111
Subordinated liabilities	6,991	6,196
Convertible perpetual certificates	1,842	1,876
Other non-convertible subordinated liabilities	5,149	4,320
Total	63,158	55,429
(1) Corresponds to structured note issuances with embedded derivatives that have been segregated according to IFRS 9.
Other financial liabilities
The breakdown of the balance under this heading in the condensed consolidated balance sheets is as follows:

Other financial liabilities (Millions of Euros)
	June 2023	December 2022
Lease liabilities	1,407	1,398
Creditors for other financial liabilities	4,229	3,584
Collection accounts	4,806	3,426
Creditors for other payment obligations	5,765	5,673
Total	16,207	14,081